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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 11/30/10

*	Funds included are: Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund.

Item 1. Schedule of Investments.

Invesco Van Kampen International Growth Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us           VK-INTG-QTR-1      11/10      Invesco Advisers, Inc.

Schedule of Investments
November 30, 2010 (unaudited)

Description	Shares	Value

Common Stocks 92.2%
Australia 7.2%
BHP Billiton Ltd.	380,302	$15,633,340
Cochlear Ltd.	156,732	11,755,309
CSL Ltd.	235,882	7,880,336
QBE Insurance Group Ltd.	358,663	5,777,130
Woolworths Ltd.	215,798	5,543,375
WorleyParsons Ltd.	441,979	10,639,008

		57,228,498

Belgium 1.7%
Anheuser-Busch InBev NV	248,717	13,623,026

Bermuda 1.2%
Li & Fung Ltd.	962,000	5,996,162
VimpelCom Ltd. — ADR	205,714	3,223,539

		9,219,701

Brazil 1.9%
Banco Bradesco SA — ADR	492,603	9,881,616
Petroleo Brasileiro SA — ADR	174,862	5,119,959

		15,001,575

Canada 5.2%
Bombardier, Inc., Class B	161,131	737,729
Canadian National Railway Co.	61,605	3,935,567
Canadian Natural Resources Ltd.	184,884	7,112,239
Cenovus Energy, Inc.	233,929	6,729,262
EnCana Corp.	174,780	4,840,481
Fairfax Financial Holdings Ltd.	16,666	6,454,371
Suncor Energy, Inc.	215,699	7,244,948
Talisman Energy, Inc.	235,841	4,528,202

		41,582,799

China 1.3%
Industrial & Commercial Bank of China Ltd., Class H	12,738,000	9,884,615
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen International Growth Fund

Schedule of Investments
November 30, 2010 (unaudited)

Description	Shares	Value

China (continued)
Industrial & Commercial Bank of China Ltd., Class H (rights, expiring 12/16/10) (a)	573,210	$188,238

		10,072,853

Denmark 1.7%
Novo Nordisk A/S, Class B	138,575	13,730,666

France 5.1%
AXA SA	278,105	3,992,598
BNP Paribas	148,087	8,765,433
Cie Generale des Etablissements Michelin, Class B	56,921	3,850,956
DANONE SA	129,382	7,578,490
Eutelsat Communications	143,745	4,840,100
Publicis Groupe SA	94,125	4,206,013
Total SA	145,099	7,028,125

		40,261,715

Germany 7.1%
Adidas AG	170,339	10,692,814
Bayer AG	118,360	8,596,005
Bayerische Motoren Werke AG	190,445	14,320,716
Fresenius Medical Care AG & Co. KGaA	132,779	7,664,576
Puma AG Rudolf Dassler Sport	25,481	7,572,665
SAP AG	160,224	7,474,760

		56,321,536

Hong Kong 1.2%
Hutchison Whampoa Ltd.	940,000	9,377,102

India 1.1%
Infosys Technologies Ltd. — ADR	132,197	8,744,832

Israel 2.1%
Teva Pharmaceutical Industries Ltd. — ADR	342,326	17,129,993

Japan 10.1%
Canon, Inc.	162,700	7,653,893
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen International Growth Fund

Schedule of Investments
November 30, 2010 (unaudited)

Description	Shares	Value

Japan (continued)
Denso Corp.	215,600	$7,040,684
Fanuc Ltd.	104,000	14,899,749
Keyence Corp.	31,100	7,848,393
Komatsu Ltd.	261,445	7,241,361
Nidec Corp.	191,502	19,175,371
Toyota Motor Corp.	196,600	7,620,678
Yamada Denki Co., Ltd.	140,180	8,896,837

		80,376,966

Jersey 3.8%
Informa PLC	1,207,018	7,421,581
Shire PLC	669,814	15,675,422
WPP PLC	664,780	7,351,411

		30,448,414

Mexico 2.9%
America Movil SAB de CV, Ser L — ADR	220,034	12,423,120
Fomento Economico Mexicano SAB de CV — ADR	75,979	4,296,612
Grupo Televisa SA — ADR	267,401	6,230,443

		22,950,175

Netherlands 3.9%
Koninklijke Ahold NV	654,844	7,913,692
Koninklijke KPN NV	552,940	7,891,128
TNT NV	316,821	7,542,279
Unilever NV	263,827	7,441,673

		30,788,772

Philippines 0.8%
Philippine Long Distance Telephone Co.	123,270	6,727,892

Republic of China (Taiwan) 1.6%
Hon Hai Precision Industry Co., Ltd.	1,448,240	5,140,645
Taiwan Semiconductor Manufacturing Co., Ltd.	3,794,000	7,877,286

		13,017,931

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen International Growth Fund

Schedule of Investments
November 30, 2010 (unaudited)

Description	Shares	Value

Republic of Korea (South Korea) 1.9%
Hyundai Mobis	42,901	$10,175,759
NHN Corp. (a)	27,171	4,593,338

		14,769,097

Russia 0.8%
Gazprom — ADR	281,632	6,263,496

Singapore 2.9%
Keppel Corp., Ltd.	1,665,499	13,429,389
United Overseas Bank Ltd.	718,000	10,051,066

		23,480,455

Sweden 1.0%
Kinnevik Investment AB, Class B	208,943	4,125,136
Telefonaktiebolaget LM Ericsson, Class B	389,335	4,016,331

		8,141,467

Switzerland 7.3%
Julius Baer Group Ltd.	176,639	6,705,471
Nestle SA	311,361	16,922,974
Novartis AG	178,751	9,512,478
Roche Holding AG	121,670	16,705,152
Syngenta AG	31,437	8,725,754

		58,571,829

Turkey 0.7%
Akbank TAS	999,578	5,649,586

United Kingdom 17.7%
BG Group PLC	557,390	10,089,899
British American Tobacco PLC	288,277	10,449,969
Centrica PLC	2,289,615	10,936,999
Compass Group PLC	1,761,617	15,221,290
Imperial Tobacco Group PLC	521,251	15,291,303
International Power PLC	2,146,613	13,606,213
Kingfisher PLC	2,006,867	7,329,330
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen International Growth Fund

Schedule of Investments
November 30, 2010 (unaudited)

Description	Shares	Value

United Kingdom (continued)
Next PLC	252,654	$7,911,313
Reckitt Benckiser Group PLC	150,014	7,933,532
Reed Elsevier PLC	1,024,119	8,108,193
Royal Dutch Shell PLC, Class B	271,974	8,071,638
Smith & Nephew PLC	363,838	3,296,552
Tesco PLC	1,781,276	11,478,947
Vodafone Group PLC	4,637,036	11,594,375

		141,319,553

Total Common Stocks 92.2%		734,799,929

Investment Company 0.4%
India Fund, Inc.	84,100	2,992,278

Money Market Funds 6.0%
Liquid Assets Portfolio-Institutional Class (b)	24,030,277	24,030,277
Premier Portfolio-Institutional Class (b)	24,030,277	24,030,277

Total Money Market Funds 6.0%		48,060,554

Total Investments 98.6% (Cost $696,882,241)		785,852,761

Foreign Currency 0.3% (Cost $2,006,800)		1,983,630

Other Assets in Excess of Liabilities 1.1%		9,055,899

Net Assets 100.0%		$796,892,290

Investment Abbreviation:
ADR — American Depositary Receipt
Percentages are calculated as a percentage of net assets.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen International Growth Fund

Schedule of Investments
November 30, 2010 (unaudited)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and
Invesco Van Kampen International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)

	Level 1*	Level 2*	Level 3	Total
Australia	$—	$57,228,498	$—	$57,228,498
Belgium	—	13,623,026	—	13,623,026
Bermuda	3,223,539	5,996,162	—	9,219,701
Brazil	15,001,575	—	—	15,001,575
Canada	41,582,799	—	—	41,582,799
China	—	10,072,853	—	10,072,853
Denmark	—	13,730,666	—	13,730,666
France	—	40,261,715	—	40,261,715
Germany	—	56,321,536	—	56,321,536
Hong Kong	—	9,377,102	—	9,377,102
India	8,744,832	—	—	8,744,832
Israel	17,129,993	—	—	17,129,993
Japan	—	80,376,966	—	80,376,966
Jersey	—	30,448,414	—	30,448,414
Mexico	22,950,175	—	—	22,950,175
Netherlands	—	30,788,772	—	30,788,772
Philippines	—	6,727,892	—	6,727,892
Republic of China (Taiwan)	—	13,017,931	—	13,017,931
Republic of Korea (South Korea)	—	14,769,097	—	14,769,097
Russia	6,263,496	—	—	6,263,496
Singapore	—	23,480,455	—	23,480,455
Sweden	—	8,141,467	—	8,141,467
Switzerland	—	58,571,829	—	58,571,829
Turkey	—	5,649,586	—	5,649,586
United Kingdom	—	141,319,553	—	141,319,553
United States	51,052,832	—	—	51,052,832

Total Investments	$165,949,241	$619,903,520	$—	$785,852,761

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2010 was $114,748,284 and $173,846,484, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$91,081,895
Aggregate unrealized (depreciation) of investment securities	(8,754,022)

Net unrealized appreciation of investment securities	$82,327,873

Cost of investments for tax purposes is $703,524,888.
Invesco Van Kampen International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2010
(Unaudited)
NOTE 4 — Significant Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco International Growth Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Van Kampen International Growth Fund

Invesco Van Kampen International Advantage Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2010
invesco.com/us           VK-INTA-QTR-1      11/10      Invesco Advisers, Inc.

Invesco Van Kampen International Advantage Fund
Schedule of Investments ■ November 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 93.7%
Australia 6.9%
BHP Billiton Ltd.	32,880	$1,351,621
Cochlear Ltd.	13,534	1,015,085
CSL Ltd.	20,394	681,322
QBE Insurance Group Ltd.	31,009	499,475
Woolworths Ltd.	18,657	479,257
WorleyParsons Ltd.	38,302	921,979

		4,948,739

Belgium 1.7%
Anheuser-Busch InBev NV	21,503	1,177,788

Bermuda 1.3%
Li & Fung Ltd.	84,000	523,573
VimpelCom Ltd. — ADR	23,561	369,201

		892,774

Brazil 2.4%
Banco Bradesco SA — ADR	56,420	1,131,785
Petroleo Brasileiro SA — ADR	20,028	586,420

		1,718,205

Canada 5.0%
Bombardier, Inc., Class B	13,720	62,816
Canadian National Railway Co.	5,326	340,246
Canadian Natural Resources Ltd.	15,985	614,921
Cenovus Energy, Inc.	20,225	581,798
EnCana Corp.	15,111	418,495
Fairfax Financial Holdings Ltd.	1,441	558,067
Suncor Energy, Inc.	18,649	626,387
Talisman Energy, Inc.	20,277	389,323

		3,592,053

China 1.6%
Industrial & Commercial Bank of China Ltd., Class H	1,447,000	1,122,864
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen International Advantage Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

China (continued)
Industrial & Commercial Bank of China Ltd., Class H (a)	65,115	$21,383

		1,144,247

Denmark 1.7%
Novo Nordisk A/S, Class B	11,981	1,187,134

France 4.9%
AXA SA	24,044	345,186
BNP Paribas	12,803	757,824
Compagnie Generale des Etablissements Michelin, Class B	4,921	332,927
DANONE SA	11,186	655,215
Eutelsat Communications	12,428	418,469
Publicis Groupe SA	8,080	361,058
Total SA	12,545	607,639

		3,478,318

Germany 6.8%
Adidas AG	14,727	924,469
Bayer AG	10,262	745,287
Bayerische Motoren Werke AG	16,465	1,238,103
Fresenius Medical Care AG & Co. KGaA	11,480	662,675
Puma AG Rudolf Dassler Sport	2,190	650,843
SAP AG	13,745	641,231

		4,862,608

Hong Kong 1.1%
Hutchison Whampoa Ltd.	81,000	808,027

India 1.9%
Bharat Heavy Electricals Ltd.	7,368	353,908
Infosys Technologies Ltd.	15,053	999,978

		1,353,886

Israel 2.1%
Teva Pharmaceutical Industries Ltd. — ADR	29,596	1,480,984

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen International Advantage Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Japan 9.7%
Canon, Inc.	14,100	$663,306
Denso Corp.	18,600	607,406
Fanuc Ltd.	9,000	1,289,401
Keyence Corp.	2,700	681,372
Komatsu Ltd.	22,600	625,962
Nidec Corp.	16,600	1,662,182
Toyota Motor Corp.	17,000	658,960
Yamada Denki Co., Ltd.	12,040	764,146

		6,952,735

Jersey 3.7%
Informa PLC	104,355	641,647
Shire PLC	57,910	1,355,247
WPP PLC	57,475	635,582

		2,632,476

Mexico 3.7%
America Movil SAB de CV, Ser L — ADR	25,201	1,422,849
Fomento Economico Mexicano SAB de CV — ADR	8,702	492,098
Grupo Televisa SA — ADR	30,627	713,609

		2,628,556

Netherlands 3.7%
Koninklijke Ahold NV	56,616	684,196
Koninklijke KPN NV	47,805	682,236
TNT NV	27,391	652,073
Unilever NV	22,810	643,393

		2,661,898

Philippines 1.1%
Philippine Long Distance Telephone Co.	14,120	770,648

Republic of China (Taiwan) 2.1%
Hon Hai Precision Industry Co., Ltd.	166,240	590,082
Taiwan Semiconductor Manufacturing Co., Ltd.	435,000	903,168

		1,493,250

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen International Advantage Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Republic of Korea (South Korea) 2.4%
Hyundai Mobis	4,925	$1,168,169
NHN Corp. (a)	3,112	526,093

		1,694,262

Russia 1.0%
Gazprom — ADR	32,256	717,373

Singapore 2.8%
Keppel Corp., Ltd.	144,000	1,161,113
United Overseas Bank Ltd.	62,000	867,919

		2,029,032

Sweden 1.0%
Kinnevik Investment AB	18,065	356,655
Telefonaktiebolaget LM Ericsson, Class B	33,474	345,314

		701,969

Switzerland 7.1%
Julius Baer Group Ltd.	15,272	579,747
Nestle SA	26,919	1,463,091
Novartis AG	15,454	822,406
Roche Holding AG	10,519	1,444,247
Syngenta AG	2,705	750,808

		5,060,299

Turkey 0.9%
Akbank TAS	114,486	647,072

United Kingdom 17.1%
BG Group PLC	48,190	872,338
British American Tobacco PLC	24,924	903,489
Centrica PLC	197,952	945,574
Compass Group PLC	151,757	1,311,260
Imperial Tobacco Group PLC	45,066	1,322,046
International Power PLC	185,589	1,176,348
Kingfisher PLC	173,507	633,669
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen International Advantage Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Next PLC	21,722	$680,177
Reckitt Benckiser Group PLC	12,904	682,432
Reed Elsevier PLC	88,542	701,008
Royal Dutch Shell PLC, Class B	23,383	693,960
Smith & Nephew PLC	31,456	285,007
Tesco PLC	154,003	992,430
Vodafone Group PLC	400,903	1,002,412

		12,202,150

Total Common Stocks 93.7% (Cost $58,684,134)		66,836,483

Money Market Funds 6.3%
Liquid Assets Portfolio-Institutional Class (b)	2,240,028	2,240,028
Premier Portfolio-Institutional Class (b)	2,240,028	2,240,028

Total Money Market Funds 6.3% (Cost $4,480,056)		4,480,056

Total Investments 100.0% (Cost $63,164,190)		71,316,539

Foreign Currency 0.3% (Cost $216,426)		214,929

Liabilities in Excess of Other Assets (0.3%)		(205,754)

Net Assets 100.0%		$71,325,714

Investment Abbreviation:
ADR — American Depositary Receipt
Notes to Schedule of Investments:
Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen International Advantage Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen International Advantage Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participant may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factor market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation inputs levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$4,948,739	$—	$4,948,739
Belgium	—	1,177,788	—	1,177,788
Bermuda	369,201	523,573	—	892,774
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen International Advantage Fund
Schedule of Investments ■ November 30, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3	Total
Brazil	1,718,205	—	—	1,718,205
Canada	3,592,053	—	—	3,592,053
China	—	1,144,247	—	1,144,247
Denmark	—	1,187,134	—	1,187,134
France	—	3,478,318	—	3,478,318
Germany	—	4,862,608	—	4,862,608
Hong Kong	—	808,027	—	808,027
India	—	1,353,886	—	1,353,886
Israel	1,480,984	—	—	1,480,984
Japan	—	6,952,735	—	6,952,735
Jersey	—	2,632,476	—	2,632,476
Mexico	2,628,556	—	—	2,628,556
Netherlands	—	2,661,898	—	2,661,898
Philippines	—	770,648	—	770,648
Republic of China (Taiwan)	—	1,493,250	—	1,493,250
Republic of Korea (South Korea)	—	1,694,262	—	1,694,262
Russia	717,373	—	—	717,373
Singapore	—	2,029,032	—	2,029,032
Sweden	—	701,969	—	701,969
Switzerland	—	5,060,299	—	5,060,299
Turkey	—	647,072	—	647,072
United Kingdom	—	12,202,150	—	12,202,150
United States	4,480,056	—	—	4,480,056

Total Investments	$14,986,428	$56,330,111	$—	$71,316,539

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,430,604
Aggregate unrealized (depreciation) of investment securities	(312,605)

Net unrealized appreciation of investment securities	$8,117,999

Cost of investments for tax purposes is $63,198,540.
Subsequent Event — Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco International Growth Fund (the “Acquiring Fund”) in exchange for the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
See accompanying notes which are an integral part of this schedule.

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 28, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 28, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: January 28, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.